Long - Term Debt - Credit Facilities 5 (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Sep. 27, 2019 USD ($)	Sep. 24, 2019 USD ($)	Nov. 15, 2018 USD ($)
Line of Credit Facility [Line Items]
Amount drawn down	$ 47,000	$ 13,000
Outstanding amount	$ 844,996
Number of vessels owned	45
$24.5 Million Blue Ocean Credit Facility [Member]
Line of Credit Facility [Line Items]
Line of credit facility issuance date	Aug. 11, 2017
Line of credit facility maximum borrowing capacity	$ 24,500
Line of Credit Facility, Expiration Date	Dec. 31, 2020
Line of Credit Facility, Interest Rate Description	LIBOR plus a margin
Loan margin percentage	4.00%
Outstanding amount				$ 23,652	$ 24,231
Long-Term Debt Principal Amount Bearing Interest	$ 18,830
$65.3 Million ABN AMRO Credit Facility [Member]
Line of Credit Facility [Line Items]
Line of credit facility issuance date	Aug. 30, 2017
Line of credit facility maximum borrowing capacity	$ 65,300
Line of Credit Facility, Expiration Date	Dec. 31, 2020
Line of Credit Facility, Interest Rate Description	LIBOR plus a margin
Outstanding amount				$ 61,595	64,254
$65.3 Million ABN AMRO Credit Facility [Member] | Up to March 31, 2019 [Member]
Line of Credit Facility [Line Items]
Loan margin percentage	3.42%
$65.3 Million ABN AMRO Credit Facility [Member] | From March 31, 2019 and Afterwards [Member]
Line of Credit Facility [Line Items]
Loan margin percentage	3.50%
$17.1 Million Amsterdam Trade Bank ("ATB") Credit Facility [Member]
Line of Credit Facility [Line Items]
Line of credit facility issuance date	Oct. 09, 2018
Line of credit facility maximum borrowing capacity	$ 17,100
Line of Credit Facility, Expiration Date	Dec. 31, 2020
Line of Credit Facility, Interest Rate Description	LIBOR plus a margin
Loan margin percentage	3.90%
Outstanding amount			$ 12,600		$ 17,100
Amount of each tranche	$ 5,700
Number of tranches	3
Number of vessels owned	3